Earnings Per Share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Earnings Per Share [Abstract]
Net gain (loss) attributable to common stock	$ (4,506,044)	$ (26,744,440)
Basic weighted average outstanding shares of common stock	12,825	7,590
Dilutive common share equivalents	$ 0	$ 0
Dilutive weighted average outstanding shares of common stock	12,825	7,590
Net gain (loss) per share attributable to common stock	$ (351.36)	$ (3,523.44)